Weighted Average Assumptions, Net Benefit Plan Obligations and Future Net Periodic Benefit Cost (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net benefit plan obligation, rate of compensation increase		3.50%	3.50%	3.50%
Other Post Employment Benefit U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Net benefit plan obligation, discount rate	4.30%
Net benefit plan obligation, rate of compensation increase	3.80%
U.S. Defined Contribution Plan
Defined Benefit Plan Disclosure [Line Items]
Net benefit plan obligation, discount rate	4.30%
Net benefit plan obligation, rate of compensation increase	3.80%
Net benefit plan obligation, expected return on plan assets	7.25%
Foreign Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net benefit plan obligation, discount rate	1.11%
Net benefit plan obligation, rate of compensation increase	3.41%
Net benefit plan obligation, expected return on plan assets	5.31%